Financial Risk Management - Carrying Amounts of Trade and Other Receivables (Details) € in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 BRL (R$)
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	$ 109,798							$ 109,295
Other
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	957							230
Currency Risk
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	$ 51,568	£ 27,089	€ 24,057	$ 3,398	SFr 992	kr 954	R$ 783	$ 45,863	£ 46,093	€ 10,825	$ 3,473	SFr 8	kr 1,903	R$ 900